Shareholders' Equity (Details 2)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	100,421,998
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	52,038,260
Exercise Price Range One [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.02
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	60,875,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	15,637,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 7 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.03
Exercise Price Range Two [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	18,584,629
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 9 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	16,709,629
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.16
Exercise Price Range Three [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	20,782,369
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	19,511,131
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	6 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.32
Exercise Price Range Four [Member]
Class of Stock [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	0.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	180,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	3 years 11 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.62